Prepayments and other receivables (Tables)	12 Months Ended
Dec. 31, 2022
Prepayments and other receivables
Schedule of prepayments and other receivables

	December 31,
	2022	2021

	(USD in thousands)
VAT receivables	$287	$387
Prepayments	2,494	638
Other receivables	10	113
Total prepayments and other receivables	$2,791	$1,138